Commitments (Tables)	12 Months Ended
Mar. 26, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Future Payments Under Leases

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2017	$15,535
2018	13,135
2019	12,272
2020	11,967
2021	10,401
Thereafter	45,057

$108,367